Commitments, Contingent Liabilities and Other - Additional Information (Detail) In Millions, unless otherwise specified					12 Months Ended				12 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Commercial customer JPY (¥)	Mar. 31, 2014 Financial Services JPY (¥)	Mar. 31, 2014 Pictures JPY (¥)	Mar. 31, 2014 Music JPY (¥)	Mar. 31, 2014 Variable interest entity, not primary beneficiary Maximum USD ($)	Mar. 31, 2014 Third-party investor	Mar. 31, 2014 Advertising JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Unused committed lines of credit	¥ 733,329			¥ 24,171
Purchase commitments and other outstanding	311,884
Commitment agreement period					5 years	5 years			10 years
Subsidiaries committed to make payments contracts					125,268	60,121			52,389
Other long term liabilities			7,108
Other current liabilities	545,753	469,024	28,432
Maximum potential amount of future payments under guarantees	41,282
Guaranty obligation							$ 290
Ownership interest used as collateral, Percent								50.00%